UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2010



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA INTERNATIONAL FUND - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2010


[LOGO OF USAA]
   USAA(R)











PORTFOLIO OF INVESTMENTS
1ST QUARTER

USAA INTERNATIONAL FUND
AUGUST 31, 2010

















                                                                      (Form N-Q)

48050-1010                                   (C)2010, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA INTERNATIONAL FUND
August 31, 2010 (unaudited)

                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------
             COMMON STOCKS (98.3%)

             CONSUMER DISCRETIONARY (11.5%)
             ------------------------------
             ADVERTISING (1.7%)
 2,579,624   WPP plc                                                                  $   25,557
                                                                                      ----------
             APPAREL & ACCESSORIES & LUXURY GOODS (5.8%)
 1,002,860   Burberry Group plc                                                           13,073
   595,189   Compagnie Financiere Richemont S.A.                                          23,133
   459,550   LVMH Moet Hennessy - Louis Vuitton S.A.                                      53,444
                                                                                      ----------
                                                                                          89,650
                                                                                      ----------
             APPAREL RETAIL (0.9%)
 2,383,700   Esprit Holdings Ltd.                                                         13,361
                                                                                      ----------
             CASINOS & GAMING (0.6%)
 1,659,911   Ladbrokes plc                                                                 3,335
 2,317,940   William Hill plc                                                              5,951
                                                                                      ----------
                                                                                           9,286
                                                                                      ----------
             DISTRIBUTORS (1.0%)
 3,058,400   Li & Fung Ltd.                                                               15,354
                                                                                      ----------
             PUBLISHING (1.5%)
 1,241,840   Wolters Kluwer N.V.                                                          23,181
                                                                                      ----------
             Total Consumer Discretionary                                                176,389
                                                                                      ----------
             CONSUMER STAPLES (20.0%)
             ------------------------
             BREWERS (3.0%)
 1,016,440   Heineken N.V. (a)                                                            45,521
                                                                                      ----------
             DISTILLERS & VINTNERS (3.8%)
 2,182,400   Diageo plc                                                                   35,445
   288,826   Pernod Ricard S.A.                                                           22,580
                                                                                      ----------
                                                                                          58,025
                                                                                      ----------
             FOOD RETAIL (2.8%)
   420,900   Lawson, Inc.                                                                 19,189
 3,714,399   Tesco plc                                                                    23,182
                                                                                      ----------
                                                                                          42,371
                                                                                      ----------
             HOUSEHOLD PRODUCTS (3.3%)
 1,021,170   Reckitt Benckiser Group plc                                                  51,102
                                                                                      ----------
             PACKAGED FOODS & MEAT (5.6%)
   414,180   DANONE S.A.                                                                  22,257
 1,215,931   Nestle S.A.                                                                  62,997
                                                                                      ----------
                                                                                          85,254
                                                                                      ----------
            PERSONAL PRODUCTS (1.5%)
   444,670  Beiersdorf AG                                                                 23,772
                                                                                      ----------
            Total Consumer Staples                                                       306,045
                                                                                      ----------

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1  | USAA International Fund

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
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------
             ENERGY (5.2%)
             -------------
             INTEGRATED OIL & GAS (3.0%)
   469,400   BG Group plc                                                             $    7,555
   848,180   Royal Dutch Shell plc "A"                                                    22,543
    30,850   Total S.A.                                                                    1,442
   313,316   Total S.A. ADR                                                               14,616
                                                                                      ----------
                                                                                          46,156
                                                                                      ----------
             OIL & GAS EXPLORATION & PRODUCTION (2.2%)
 6,783,000   CNOOC Ltd.                                                                   11,667
     4,902   INPEX Holdings, Inc.                                                         22,173
                                                                                      ----------
                                                                                          33,840
                                                                                      ----------
             Total Energy                                                                 79,996
                                                                                      ----------
             FINANCIALS (16.6%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (2.0%)
   849,202   Julius Baer Group Ltd.                                                       29,953
                                                                                      ----------
             CONSUMER FINANCE (0.3%)
   512,200   Aeon Credit Service Co. Ltd.                                                  5,408
                                                                                      ----------
             DIVERSIFIED BANKS (8.5%)
   741,240   Banco Santander Brasil S.A. ADR (a)                                           9,325
   563,931   Banco Santander S.A.                                                          6,608
   161,891   Erste Bank der Oesterreichischen Sparkassen AG                                5,876
 4,678,148   HSBC Holdings plc                                                            46,183
   439,730   ICICI Bank Ltd. ADR (a)                                                      18,165
    53,787   Komercni Banka A.S.                                                          10,378
 1,251,191   Standard Chartered plc                                                       33,552
                                                                                      ----------
                                                                                         130,087
                                                                                      ----------
             DIVERSIFIED CAPITAL MARKETS (0.7%)
   641,590   UBS AG *                                                                     10,857
                                                                                      ----------
             INVESTMENT BANKING & BROKERAGE (0.7%)
 1,808,400   Nomura Holdings, Inc.                                                        10,182
                                                                                      ----------
             MULTI-LINE INSURANCE (0.9%)
   896,220   AXA S.A.                                                                     13,930
                                                                                      ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
 2,716,168   ING Groep N.V. *                                                             24,157
                                                                                      ----------
             REINSURANCE (0.6%)
   222,927   Swiss Re                                                                      9,244
                                                                                      ----------
             SPECIALIZED FINANCE (1.3%)
   324,630   Deutsche Boerse AG                                                           19,837
                                                                                      ----------
             Total Financials                                                            253,655
                                                                                      ----------
             HEALTH CARE (8.9%)
             ------------------
             BIOTECHNOLOGY (0.5%)
   176,762   Actelion Ltd. *                                                               7,577
                                                                                      ----------
             HEALTH CARE EQUIPMENT (2.6%)
    65,100   Sonova Holding AG                                                             8,330
   275,860   Synthes, Inc.                                                                30,432
                                                                                      ----------
                                                                                          38,762
                                                                                      ----------
             PHARMACEUTICALS (5.8%)
   374,239   Bayer AG                                                                     22,850
   202,625   Merck KGaA                                                                   17,599

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------
   357,990   Roche Holdings AG                                                        $   48,660
                                                                                      ----------
                                                                                          89,109
                                                                                      ----------
             Total Health Care                                                           135,448
                                                                                      ----------
             INDUSTRIALS (12.5%)
             -------------------
             AIR FREIGHT & LOGISTICS (1.2%)
   742,130   TNT N.V.                                                                     18,837
                                                                                      ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
   136,598   MAN SE                                                                       11,752
                                                                                      ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (3.7%)
   355,560   Legrand S.A.                                                                 10,798
   428,472   Schneider Electric S.A. (a)                                                  45,442
                                                                                      ----------
                                                                                          56,240
                                                                                      ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (1.3%)
  4,841,870  Hays plc                                                                      6,698
    372,690  Randstad Holdings N.V. *                                                     13,850
                                                                                      ----------
                                                                                          20,548
                                                                                      ----------
             INDUSTRIAL CONGLOMERATES (1.2%)
  1,081,305  Smiths Group plc                                                             18,988
                                                                                      ----------
             INDUSTRIAL MACHINERY (1.1%)
   156,600   FANUC Ltd.                                                                   16,814
                                                                                      ----------
             RAILROADS (3.2%)
   789,162   Canadian National Railway Co.                                                48,155
                                                                                      ----------
             Total Industrials                                                           191,334
                                                                                      ----------
             INFORMATION TECHNOLOGY (9.4%)
             -----------------------------
             APPLICATION SOFTWARE (0.8%)
   281,140   SAP AG                                                                       12,275
                                                                                      ----------
             ELECTRONIC COMPONENTS (2.3%)
    58,500   Hirose Electric Co. Ltd.                                                      5,654
 1,319,200   HOYA Corp.                                                                   29,082
                                                                                      ----------
                                                                                          34,736
                                                                                      ----------
             IT CONSULTING & OTHER SERVICES (1.7%)
   454,420   Infosys Technologies Ltd. ADR                                                26,034
                                                                                      ----------
             OFFICE ELECTRONICS (2.0%)
   585,300   Canon, Inc.                                                                  23,862
   861,000   Konica Minolta Holdings, Inc.                                                 7,523
                                                                                      ----------
                                                                                          31,385
                                                                                      ----------
             SEMICONDUCTORS (2.6%)
    34,466   Samsung Electronics Co. Ltd.                                                 21,734
 1,849,673   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                              17,405
                                                                                      ----------
                                                                                          39,139
                                                                                      ----------
             Total Information Technology                                                143,569
                                                                                      ----------
             MATERIALS (10.5%)
             -----------------
             DIVERSIFIED CHEMICALS (1.6%)
   450,160   AkzoNobel N.V.                                                               23,769
                                                                                      ----------
             INDUSTRIAL GASES (5.4%)
   270,172   Air Liquide S.A.                                                             28,095
   490,560   Linde AG                                                                     55,266
                                                                                      ----------
                                                                                          83,361
                                                                                      ----------

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3  | USAA International Fund

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
                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------
             PAPER PRODUCTS (0.8%)
   920,000   Svenska Cellulosa AB "B"                                                 $   12,235
                                                                                      ----------
             SPECIALTY CHEMICALS (2.7%)
    18,343   Givaudan S.A.                                                                17,525
   528,700   Shin-Etsu Chemical Co. Ltd.                                                  24,481
                                                                                      ----------
                                                                                          42,006
                                                                                      ----------
             Total Materials                                                             161,371
                                                                                      ----------
             TELECOMMUNICATION SERVICES (2.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
 2,878,000   China Unicom Hong Kong Ltd.                                                   3,966
 6,985,650   Singapore Telecommunications Ltd.                                            15,873
                                                                                      ----------
                                                                                          19,839
                                                                                      ----------
             WIRELESS TELECOMMUNICATION SERVICES (1.1%)
    98,570   America Movil S.A.B. de C.V. ADR "L"                                          4,596
   791,290   MTN Group Ltd.                                                               12,929
                                                                                      ----------
                                                                                          17,525
                                                                                      ----------
             Total Telecommunication Services                                             37,364
                                                                                      ----------
             UTILITIES (1.3%)
             ----------------
             ELECTRIC UTILITIES (1.1%)
   361,634   E.ON AG                                                                      10,176
   141,159   Red Electrica de Espana                                                       5,818
                                                                                      ----------
                                                                                          15,994
                                                                                      ----------
             MULTI-UTILITIES (0.2%)
   107,896   Gaz de France S.A.                                                            3,341
                                                                                      ----------
             Total Utilities                                                              19,335
                                                                                      ----------
             Total Common Stocks (cost: $1,406,826)                                    1,504,506
                                                                                      ----------
             MONEY MARKET INSTRUMENTS (1.1%)

             MONEY MARKET FUNDS (1.1%)
17,737,414   State Street Institutional Liquid Reserve Fund, 0.27% (b)                    17,737
                                                                                      ----------
             Total Money Market Instruments (cost: $17,737)                               17,737
                                                                                      ----------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (3.0%)

             MONEY MARKET FUNDS (0.5%)
   203,842   Blackrock Liquidity Funds TempFund Portfolio, 0.24% (b)                         204
 7,809,432   Fidelity Institutional Money Market Portfolio, 0.28% (b)                      7,809
                                                                                      ----------
             Total Money Market Funds                                                      8,013
                                                                                      ----------

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                                                     VALUE
(000)        SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS (2.5%)
$   18,300   Credit Suisse First Boston, LLC, 0.25%, acquired on 8/31/2010 and due
                9/01/2010 at $18,300 (collateralized by $17,175 of Fannie Mae (c),
                4.88%, due 5/18/2012; market value $18,668)                           $   18,300
    18,999   Deutsche Bank Securities, Inc., 0.24%, acquired on 8/31/2010 and due
                9/01/2010 at $18,999 (collateralized by $19,379 of Federal Home
                Loan Bank (c), 0.09% (d), due 9/01/2010; market value $19,379)            18,999
                                                                                      ----------
             Total Repurchase Agreements                                                  37,299
                                                                                      ----------
             Total Short-term Investments Purchased With Cash Collateral From
                Securities Loaned (cost: $45,312)                                         45,312
                                                                                      ----------

             TOTAL INVESTMENTS (COST: $1,469,875)                                     $1,567,555
                                                                                      ==========

($ IN 000s)                                         VALUATION HIERARCHY
                                                    -------------------
                                         (LEVEL 1)
                                       QUOTED PRICES     (LEVEL 2)
                                         IN ACTIVE         OTHER         (LEVEL 3)
                                          MARKETS       SIGNIFICANT     SIGNIFICANT
                                       FOR IDENTICAL    OBSERVABLE     UNOBSERVABLE
                                          ASSETS          INPUTS          INPUTS            TOTAL
-------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                        $   1,504,506    $        --    $         --    $1,504,506
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                          17,737             --              --        17,737
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  MONEY MARKET FUNDS                           8,013             --              --         8,013
  REPURCHASE AGREEMENTS                           --         37,299              --        37,299
-------------------------------------------------------------------------------------------------
Total                                  $   1,530,256    $    37,299    $         --    $1,567,555
-------------------------------------------------------------------------------------------------

For the period ended August 31, 2010, common stocks with a fair value of $1,248,887,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At August 31, 2010, closing prices were not adjusted. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA International Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA International Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: International Fund Shares (Fund Shares), International Fund Institutional Shares (Institutional Shares), and International Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values

================================================================================

6  | USAA International Fund

================================================================================

of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

7  | USAA International Fund

================================================================================

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost, which approximates fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of August 31, 2010, was approximately $44,264,000.

E. As of August 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2010, were $224,118,000 and $126,438,000, respectively, resulting in net unrealized appreciation of $97,680,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,530,356,000 at August 31, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)     The security or a portion thereof was out on loan as of August 31, 2010.
(b) Rate represents the money market fund annualized seven-day yield at August 31, 2010.
(c) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(d) Zero-coupon security. Rate represents the effective yield at the date of purchase.
*       Non-income-producing security.

================================================================================

9  | USAA International Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    10/27/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10/29/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/27/2010
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.